ACCOUNTING POLICIES - Disclosure of depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates (Details)	12 Months Ended
Dec. 31, 2024
Medical equipment | Minimum
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	10.00%
Medical equipment | Maximum
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	15.00%
Medical equipment | Mainly
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	15.00%
Motor vehicles and ambulances | Minimum
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	15.00%
Motor vehicles and ambulances | Maximum
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	20.00%
Motor vehicles and ambulances | Mainly
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	20.00%
Office furniture and equipment | Minimum
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	6.00%
Office furniture and equipment | Maximum
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	7.00%
Office furniture and equipment | Mainly
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	6.00%
Computers and peripheral equipment | Minimum
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	15.00%
Computers and peripheral equipment | Maximum
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	33.00%
Computers and peripheral equipment | Mainly
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	20.00%
Telemedicine devices on loan to customers
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates
Annual rate (in percent)	10.00%